Schedule of intangible assets, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,551,415	$ 2,119,543	$ 2,119,543
Less: accumulated amortization	(26,866)	(36,704)	(10,795)
Net book value	1,524,549	2,082,839	2,108,748
The Peel Agri-Innovation Project [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,456,595	1,990,000	1,990,000
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 94,820	$ 129,543	$ 129,543